INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income	$ 644,043,098	$ 765,749,247	$ 124,973,223
Statutory income tax rate	35.00%	35.00%	35.00%
Pre tax loss at statutory income tax rate	$ (225,415,084)	$ (268,012,236)	$ (43,740,628)
Tax Effects Due to [Abstract]
Adjustment affidavit previous year	83,943	(317,610)	(411,667)
Tax inflation adjustment	(4,471,112)	(14,761,957)	(13,239,169)
Others	6,619,301	4,288,045	(210,748)
Total income tax	$ (223,182,952)	$ (278,803,758)	$ (57,602,212)